Other Debt - Bond Offering (Details) (Subsequent Event [Member], Unsecured Debt [Member], USD $)	Feb. 07, 2014
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 2,550,000,000
Two Percent Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,300,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.00%
Three Percent Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	750,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
Four Point Six Percent Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.60%